Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of Obligation Under Borrowings
The components of the Company’s consolidated debt and capital lease obligations were as follows (in thousands):

	December 31, 2017	December 31, 2016
Encore revolving credit facility	$328,961	$578,000
Encore term loan facility	181,687	164,615
Encore senior secured notes	326,029	11,320
Encore convertible notes	483,500	448,500
Less: debt discount	(32,720)	(31,968)
Cabot senior secured notes	1,216,485	1,280,241
Add: debt premium	—	17,686
Less: debt discount	(1,927)	(2,200)
Cabot senior revolving credit facility	179,008	33,218
Cabot securitisation senior facility	391,790	—
Preferred equity certificates	253,324	205,975
Other credit facilities	68,001	74,565
Other	92,792	62,594
Capital lease obligations	6,069	5,091
	3,492,999	2,847,637
Less: debt issuance costs, net of amortization	(46,123)	(41,654)
Total	$3,446,876	$2,805,983

Convertible Debt, Features and Hedging
Prior to the close of business on the business day immediately preceding their respective conversion date (listed below), holders may convert their Convertible Notes under certain circumstances set forth in the applicable Convertible Notes indentures. On or after their respective conversion dates until the close of business on the scheduled trading day immediately preceding their respective maturity date, holders may convert their Convertible Notes at any time. Certain key terms related to the convertible features for each of the Convertible Notes as of year ended December 31, 2017 are listed below.

	2020 Convertible Notes	2021 Convertible Notes	2022 Convertible Notes
Initial conversion price	$45.72	$59.39	$45.57
Closing stock price at date of issuance	$33.35	$47.51	$35.05
Closing stock price date	June 24, 2013	March 5, 2014	February 27, 2017
Conversion rate (shares per $1,000 principal amount)	21.8718	16.8386	21.9467
Conversion date	January 1, 2020	September 15, 2020	September 15, 2021

The details of the hedge program for each of the Convertible Notes are listed below (in thousands, except conversion price):

	2020 Convertible Notes	2021 Convertible Notes
Cost of the hedge transaction(s)	$18,113	$19,545
Initial conversion price	$45.72	$59.39
Effective conversion price	$61.55	$83.14

Balances of the Liability and Equity Components
The debt and equity components, the issuance costs related to the equity component, the stated interest rate, and the effective interest rate for each of the Convertible Notes are listed below (in thousands, except percentages):

	2020 Convertible Notes	2021 Convertible Notes	2022 Convertible Notes
Debt component	$140,247	$143,645	$137,266
Equity component	$32,253	$17,355	$12,734
Equity issuance cost	$1,106	$581	$398
Stated interest rate	3.000%	2.875%	3.250%
Effective interest rate	6.350%	4.700%	5.200%
The balances of the liability and equity components of all the Convertible Notes outstanding were as follows (in thousands):

	December 31, 2017	December 31, 2016
Liability component—principal amount	$483,500	$448,500
Unamortized debt discount	(32,720)	(31,968)
Liability component—net carrying amount	$450,780	$416,532
Equity component	$62,696	$61,314

Summary of Debt Including Capital Lease Obligations Maturities
The aggregate amounts of the Company’s debt, including PECs, accrued interests on PECs, and capital lease obligations, maturing in each of the next five years and thereafter are as follows (in thousands):

2018	$35,249
2019	203,964
2020	417,434
2021	1,257,489
2022	757,042
Thereafter	856,468
Total	$3,527,646

Cabot Senior Secured Notes
Debt Instrument [Line Items]
Interest Expense
Interest expense related to the Cabot Notes, Cabot Floating Rate Notes, and Marlin Bonds was as follows (in thousands):

	Year ended December 31,
	2017	2016
Interest expense—stated coupon rate	$93,691	$105,606
Interest income—accretion of debt premium	(2,865)	(8,951)
Interest expense—amortization of debt discount	467	620
Total interest expense—Cabot senior secured notes	$91,293	$97,275

Convertible Notes
Debt Instrument [Line Items]
Interest Expense
The debt discount is being amortized into interest expense over the remaining life of the convertible notes using the effective interest rates. Interest expense related to the convertible notes was as follows (in thousands):

	Year ended December 31,
	2017	2016
Interest expense—stated coupon rate	$15,721	$13,263
Interest expense—amortization of debt discount	9,871	9,900
Total interest expense—convertible notes	$25,592	$23,163